Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2020	2019
Undiscounted lease liability cash flows due:
Within 1 year	2,262	2,514
1 to 2 years	1,672	1,839
2 to 3 years	1,340	1,364
3 to 4 years	1,025	1,105
4 to 5 years	878	876
5 to 10 years	2,192	2,427
Over 10 years	1,515	1,174
	10,884	11,299
Impact of discounting	(1,622)	(1,577)
Lease liabilities at 31 December	9,262	9,722
Of which – current	1,933	2,067
– non-current	7,329	7,655

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2020	2019
Total cash outflow for amounts included in lease liabilities[a]	2,779	2,709
Expense for variable payments not included in the lease liability	41	67
Short-term lease expense	621	331
Additions to right-of-use assets in the period	1,714	2,542
Gain on sale and leaseback transactions	187	—
a The cash outflows for amounts not included in lease liabilities approximate the income statement expense disclosed above.